Rule 497(j)
                                                     Registration No. 33-50903


REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                 December 4, 1995


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Mortgage Securities Trust, CMO Series 14
                        (Intermediate Portfolio)
                        File No. 33-50903

Gentlemen:

            As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 27, 1995 and became effective October 31, 1995 pursuant to Rule 485(b).

                                    Mortgage Securities Trust, CMO
                                    Series 14 (Intermediate Portfolio)


                                    REICH & TANG DISTRIBUTORS L.P.


                                    By:
                                          Peter J. DeMarco
                                          Authorized Signatory

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